Deferred Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Income Tax [Abstract]
Schedule of deferred income tax is classified by its estimated reversal term
	2021			2022
Deferred tax asset:	Reversal expected in the following twelve months	Reversal expected after twelve months	Total	Reversal expected in the following twelve months	Reversal expected after twelve months	Total
Cumbra Peru S.A.	29,075	149,418	178,493	72,489	99,798	172,287
AENZA S.A.A.	6,958	39,893	46,851	10,157	48,944	59,101
Viva Negocio Inmobiliario S.A.C.	3,697	13,263	16,960	1,706	22,075	23,781
Red Vial 5 S.A.	1,098	10,710	11,808	655	17,286	17,941
Others	4,480	17,754	22,234	5,316	17,212	22,528
Total deferred tax asset	45,308	231,038	276,346	90,323	205,315	295,638

	2021			2022
Deferred tax liability:	Reversal expected in the following twelve months	Reversal expected after twelve months	Total	Reversal expected in the following twelve months	Reversal expected after twelve months	Total
Tren Urbano de Lima S.A.	(111)	(47,404)	(47,515)	(64)	(58,332)	(58,396)
Unna Energia S.A.	1,536	(32,723)	(31,187)	1,277	(54,519)	(53,242)
Cumbra Peru S.A.	-	(19,705)	(19,705)	(16,670)	-	(16,670)
Total deferred tax liability	1,425	(99,832)	(98,407)	(15,457)	(112,851)	(128,308)

Schedule of movement of the deferred income tax
In thousands of soles	Note	2020	2021	2022
Balance at January, 1		146,564	158,136	177,939
Debit (credit) to income statement	28	(320)	66,595	(3,394)
Discontinued operations		9,886	(40,686)	-
Reclassification to current income tax		-	-	(4,399)
Other movements		2,006	(6,106)	(2,816)
Balance at December, 31		158,136	177,939	167,330

Schedule of movement of deferred tax assets and liabilities
Deferred tax liabilities	At January 1, 2020	(Debit) credit to P&L	Discontinued operations	Reclassification	At January 1, 2021	(Debit) credit to P&L	Sale of a subsidiary	At December 31, 2021	(Debit) credit to P&L	Reclassification	Others	At December 31, 2022
Difference in depreciation rates	91,490	(1,831)	(2,734)	1,063	87,988	(10,668)	(3,836)	73,484	35,685	-	-	109,169
Deferred income	24,145	(8,239)	-	-	15,906	(15,906)	-	-	-	-	-	-
Work in process	51,280	(26,072)	-	(4,916)	20,292	27,865	-	48,157	(47,649)	4,559	-	5,067
Tax receivable	36,190	2,836	-	-	39,026	3,028	-	42,054	2,923	-	-	44,977
Borrowing costs capitalized	14,936	172	-	-	15,108	(2,780)	-	12,328	6,302	3,908	-	22,538
Price purchase allocation	9,823	357	-	(1,263)	8,917	12,476	-	21,393	(2,833)	-	-	18,560
Others	39,566	(18,381)	(510)	2,721	23,396	(21,417)	(883)	1,096	5,081	(8,467)	2,816	526
	267,430	(51,158)	(3,244)	(2,395)	210,633	(7,402)	(4,719)	198,512	(491)	-	2,816	200,837

Deferred tax assets	At January 1, 2020	(Debit) credit to P&L	Discontinued operations	Reclassification	Others	At January 1, 2021	(Debit) credit to P&L	Sale of a subsidiary	Others	At December 31, 2021	(Debit) credit to P&L	Reclassification	At December 31, 2022
Provisions	43,376	(36,338)	(1,792)	24,340	-	29,586	13,673	(2,413)	-	40,846	6,060	(4,399)	42,507
Difference in depreciation rates	8,433	2,041	(1,667)	(1,154)	-	7,653	8,640	-	-	16,293	7,179	-	23,472
Tax losses	191,646	(8,767)	-	3,616	-	186,495	36,258	(40,312)	-	182,441	(6,609)	-	175,832
Work in process	45,720	(12,298)	-	(28,630)	-	4,792	(4,792)	-	-	-	-	-	-
Accrual for unpaid vacations	11,624	1,301	115	-	-	13,040	7,288	(887)	-	19,441	(5,844)	-	13,597
Impairment	48,502	3,257	-	(507)	-	51,252	(21,834)	-	-	29,418	2,672	-	32,090
Fair value	46,804	(10,874)	-	10,067	-	45,997	5,596	-	-	51,593	1,547	-	53,140
Tax Goodwill	13,522	(4,518)	-	4,989	-	13,993	(2,407)	-	-	11,586	(2,078)	-	9,508
Earning stripping rules	-	-	-	-	-	-	8,372	-	-	8,372	(1,177)	-	7,195
Unpaid non domicilied expenses	-	-	-	-	-	-	4,064	-	-	4,064	(3,863)	-	201
Right-of-use assets	-	-	-	-	-	-	4,571	-	-	4,571	(1,345)	-	3,226
Higher value paid	-	-	-	-	-	-	-	-	-	-	7,399	-	7,399
Others	4,367	14,718	9,986	(15,116)	2,006	15,961	(236)	(1,793)	(6,106)	7,826	(7,826)	-	-
Total	413,994	(51,478)	6,642	(2,395)	2,006	368,769	59,193	(45,405)	(6,106)	376,451	(3,885)	(4,399)	368,167